Annual Fund Operating Expenses (Vanguard Equity Income Fund Retail)	Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Equity Income Fund Vanguard Equity Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.27%	0.18%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.29%	0.20%